INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Summary disclosures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Cash dividends	$ 0	$ 0
Contingent liabilities incurred	0	0
Recognized in income (Equity Method)	136,596	249,231	$ 187,814
OCI (Equity method)	$ (5,020)	$ (8,151)	(2,581)
OCI from currency translation adjustment			886
Dividends received from significant associates			$ 49,749